Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income
Other Comprehensive Income

16.  Other Comprehensive Income

The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2011			2010			2009
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains arising during the period, net of related offsets	$1,001	$(350)	$651	$1,819	$(638)	$1,181	$2,541	$(889)	$1,652
Less: reclassification adjustment of realized capital gains and losses	579	(203)	376	(349)	122	(227)	(346)	121	(225)
Unrealized net capital gains and losses	422	(147)	275	2,168	(760)	1,408	2,887	(1,010)	1,877
Unrealized foreign currency translation adjustments	(2)	1	(1)	--	--	--	--	--	--
Other comprehensive income	$420	$(146)	$274	$2,168	$(760)	$1,408	$2,887	$(1,010)	$1,877